Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands				3 Months Ended		12 Months Ended
	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 27, 2023 shares	Mar. 31, 2025 USD ($) Segment Aircraft shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Security Segment Aircraft shares	Dec. 31, 2023 USD ($) Aircraft Security shares	Nov. 10, 2023	Jan. 01, 2023 USD ($)	Nov. 01, 2021 USD ($)
Product Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]				srt:ChiefExecutiveOfficerMember		srt:ChiefExecutiveOfficerMember
Accounts receivable, allowance for credit losses				$ 80		$ 80	$ 80
Number of operating segments | Segment				1		1
Guaranteed revenue program deposits						$ 0
Number of debt securities in an unrealized loss position | Security						50	13
Guaranteed Revenue Program, drawdown period										10 months
Advertising expense						$ 8,707	$ 6,013
Customer deposit per aircraft										$ 1,250
Notes receivable, allowance for credit losses				$ 0		0	2,558
Debt securities, available-for-sale, allowance for credit loss									$ 0
Period for stockholder approval of equity incentive plan								12 months
Impairment loss						0	0
Realized (gain) loss on investment securities				(43)	$ 46	59	238
Guaranteed Revenue Program, minimum term										28 months
Fair value of debt securities in an unrealized loss position						6,562	4,263
Fair value of debt securities in an unrealized loss position greater than one year						1,927	2,759
Unrealized loss on investments						$ 297	395
Change in fair value of liability, location						Other (expense) income
Fractional ownership, contractual term (up to)						5 years
Aircraft held for sale, current portion				9,770		$ 7,786	0
Aircraft held for sale, non-current portion				2,509		4,085	0
Capitalized sales commissions				446	253	1,748	1,315
Contract acquisition costs, current				909		923	514
Contract acquisition costs, noncurrent				1,046		965	631
Amortization of contract costs				$ 364	$ 275	$ 1,136	$ 827
Number of aircrafts held for sale | Aircraft				3		3	0
Employee Stock
Product Information [Line Items]
Shares purchased by employees (in shares) | shares				0		0
Common Class A | Common Stock
Product Information [Line Items]
Issuance of class A common stock upon conversion of bridge notes (in shares) | shares	73,947	203,500			277,447	277,447
Common Class A | Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes | Common Stock
Product Information [Line Items]
Issuance of class A common stock upon conversion of bridge notes (in shares) | shares			9,550,274
Series A Preferred Stock
Product Information [Line Items]
Preferred stock, shares outstanding (in shares) | shares				25,000		25,000	25,000
Series B Preferred Stock
Product Information [Line Items]
Preferred stock, shares outstanding (in shares) | shares				29,737		29,737	25,510
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life						7 years
Maximum
Product Information [Line Items]
Customer deposits						$ 500